Restricted Cash and Other Non-current Assets - Summary of Restricted Cash and Other Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Restricted cash
Lease deposits and guarantees	€ 52	€ 41
Other	3	1
Other non-current assets	10	12
Restricted cash and other non-current assets	€ 65	€ 54